Average Annual Total Returns{- Fidelity® Momentum Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Momentum Factor ETF	Fidelity Momentum Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Momentum Factor ETF-Default Return Before Taxes Since Inception		Fidelity Momentum Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Momentum Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Momentum Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Momentum Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6D Past 1 year	IXZ6D Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	21.62%	15.10%	[1]	21.33%	14.78%	[1]	12.92%	12.00%	[1]	21.98%	15.46%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016